Other Employee Benefit Plans - Shares purchased (Details) - ESPP - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased	4,918	4,647	4,718
Average price per share	$ 126.83	$ 100.34	$ 77.05